Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 27, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 6,980		$ 6,880	$ 903,286
Provision for expected credit losses			73,310	6,953
Inventory write-downs	319,413		894,005	161,495
Impairment of long-lived assets	$ 46,185		200,841
Capitalized deferred offering costs						$ 985,586
Lease term	12 months				12 months
Short-term lease payment | ¥		¥ 1,200
Contract assets	$ 528,868
Contract liabilities	192,898		564,705	1,204,300
Employee social benefits	285,565		213,528	869,554
Accrued warranty expenses	327,605		440,371	5,649
Derivative liability	676,890
Cash and restricted cash	97,738		1,984,374
Deposit	19,491		284,453
Short-Term Lease Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term lease payment	166
Lease income	19,596			$ 16,290
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit	$ 69,797				¥ 500,000
Scage Shanghai HET [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests	30.50%		30.50%		30.50%
Equity Interests in Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests	49.00%		49.00%		49.00%